Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of April 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.1%)
U.S. Government Securities (4.1%)
1	United States Treasury Note/Bond	0.750%	7/15/19	250,000	249,140
	United States Treasury Note/Bond	1.000%	10/15/19	250,000	248,397
	United States Treasury Note/Bond	1.375%	1/15/20	250,000	248,165
	United States Treasury Note/Bond	1.500%	4/15/20	250,000	247,890
Total U.S. Government and Agency Obligations (Cost $993,142)					993,592
Corporate Bonds (91.4%)
Finance (11.9%)
	Banking (3.5%)
	Ally Financial Inc.	4.625%	5/19/22	3,595	3,676
	Ally Financial Inc.	5.125%	9/30/24	16,315	17,233
	Ally Financial Inc.	4.625%	3/30/25	18,965	19,558
	Ally Financial Inc.	5.750%	11/20/25	56,528	61,192
	Ally Financial Inc.	8.000%	11/1/31	7,355	9,433
2	Banco Bilbao Vizcaya Argentaria SA	6.125%	2/16/66	129,400	117,592
2	BNP Paribas SA	6.750%	3/14/66	57,750	59,807
2	Credit Suisse AG	6.250%	12/31/50	163,170	166,918
2	ING Groep NV	6.875%	4/16/66	71,510	74,530
3	Intesa Sanpaolo SPA	5.710%	1/15/26	75,000	73,219
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	56,433
2	UBS Group AG	6.875%	3/22/66	114,390	118,140
3	UniCredit SPA	6.572%	1/14/22	71,635	75,541

	Finance Companies (5.4%)
2,3 AerCap Global Aviation Trust		6.500%	6/15/45	125,050	127,551
	Aircastle Ltd.	5.000%	4/1/23	33,700	35,034
	Aircastle Ltd.	4.125%	5/1/24	53,980	54,068
3	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	52,976
	CIT Group Inc.	5.000%	8/15/22	63,033	65,791
	CIT Group Inc.	5.000%	8/1/23	52,070	54,348
	CIT Group Inc.	4.750%	2/16/24	3,615	3,733
3	Freedom Mortgage Corp.	8.250%	4/15/25	24,260	21,288
	Navient Corp.	7.250%	1/25/22	43,900	47,083
	Navient Corp.	6.500%	6/15/22	144,669	152,445
	Navient Corp.	5.500%	1/25/23	48,120	49,022
	Navient Corp.	7.250%	9/25/23	24,615	26,646
	Navient Corp.	6.750%	6/25/25	164,585	168,288
	Navient Corp.	6.750%	6/15/26	23,565	23,771
	Navient Corp.	5.625%	8/1/33	34,226	27,552
3	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	21,074
	Springleaf Finance Corp.	8.250%	12/15/20	36,210	38,971
	Springleaf Finance Corp.	7.750%	10/1/21	69,567	75,480
	Springleaf Finance Corp.	6.125%	5/15/22	13,610	14,376
	Springleaf Finance Corp.	8.250%	10/1/23	17,136	19,449
	Springleaf Finance Corp.	6.125%	3/15/24	53,330	56,263
	Springleaf Finance Corp.	6.875%	3/15/25	23,455	25,156
	Springleaf Finance Corp.	7.125%	3/15/26	147,271	157,764

	Insurance (2.4%)
2	Aegon NV	5.500%	4/11/48	72,780	74,327
4,5 Asurion LLC. Bank Loan, 3M USD LIBOR +
	3.000%	5.483%	11/3/24	100,580	100,874
	Genworth Holdings Inc.	7.700%	6/15/20	2,480	2,486
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	27,385
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	24,804
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	41,895
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	13,137
3	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	69,617
	MGIC Investment Corp.	5.750%	8/15/23	24,695	26,485
	Radian Group Inc.	4.500%	10/1/24	73,175	72,992
2	Voya Financial Inc.	5.650%	5/15/53	87,753	88,301
	WellCare Health Plans Inc.	5.250%	4/1/25	41,580	42,827

	Other Finance (0.4%)
	CNO Financial Group Inc.	5.250%	5/30/25	57,853	60,601
4,5 Trans Union LLC Bank Loan, 3M USD LIBOR
	+ 2.000%	4.483%	6/19/25	37,005	36,990

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	36,055	37,587
					2,891,709
Industrial (78.2%)
	Basic Industry (5.8%)
	AK Steel Corp.	7.625%	10/1/21	9,925	9,875
	AK Steel Corp.	7.500%	7/15/23	79,875	82,072
	AK Steel Corp.	6.375%	10/15/25	32,438	27,167
	AK Steel Corp.	7.000%	3/15/27	84,610	71,496
3	Alcoa Nederland Holding BV	6.750%	9/30/24	10,379	10,976
3	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	97,487	102,118
	Chemours Co.	6.625%	5/15/23	44,094	45,692
	Chemours Co.	7.000%	5/15/25	93,595	98,743
	Chemours Co.	5.375%	5/15/27	31,740	31,938
	Commercial Metals Co.	5.750%	4/15/26	45,720	46,177
	Commercial Metals Co.	5.375%	7/15/27	19,735	19,266
3	Constellium NV	5.750%	5/15/24	34,862	35,603
3	Constellium NV	6.625%	3/1/25	78,600	81,842
3,6 Constellium NV		4.250%	2/15/26	4,170	4,828
3	Constellium NV	5.875%	2/15/26	10,195	10,322
3,6 CTC BondCo GmbH		5.250%	12/15/25	13,800	15,639
	Graphic Packaging International Inc.	4.125%	8/15/24	23,920	23,800
3	New Gold Inc.	6.250%	11/15/22	38,365	34,720
3	New Gold Inc.	6.375%	5/15/25	46,920	37,536
3	Novelis Corp.	6.250%	8/15/24	53,590	55,868
3	Novelis Corp.	5.875%	9/30/26	83,010	84,359
	Olin Corp.	5.125%	9/15/27	61,215	62,286
	Olin Corp.	5.000%	2/1/30	10,215	10,100
4,5 Starfruit Finco B.V. Bank Loan, 3M USD
	LIBOR + 3.250%	5.729%	10/1/25	17,606	17,529
4,5 Starfruit Finco B.V. Bank Loan, 3M USD
	LIBOR + 3.250%	5.729%	10/1/25	3,424	3,409
3	Starfruit US Holdco LLC / Starfruit Finco BV	8.000%	10/1/26	52,200	53,570
	Steel Dynamics Inc.	5.125%	10/1/21	31,770	31,969
	Steel Dynamics Inc.	5.500%	10/1/24	40,885	42,214
	Steel Dynamics Inc.	4.125%	9/15/25	3,305	3,272

	Steel Dynamics Inc.	5.000%	12/15/26	9,730	10,046
3	Teck Resources Ltd.	8.500%	6/1/24	46,560	49,761
	Teck Resources Ltd.	6.125%	10/1/35	7,765	8,444
	Teck Resources Ltd.	6.000%	8/15/40	6,650	7,024
	Teck Resources Ltd.	6.250%	7/15/41	21,350	23,058
	Teck Resources Ltd.	5.200%	3/1/42	4,850	4,705
	Teck Resources Ltd.	5.400%	2/1/43	28,295	28,047
3	Tronox Finance plc	5.750%	10/1/25	9,105	8,889
3	Tronox Inc.	6.500%	4/15/26	90,895	91,350
	United States Steel Corp.	6.650%	6/1/37	13,760	11,524
3	Versum Materials Inc.	5.500%	9/30/24	21,566	23,049

	Capital Goods (10.1%)
3	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	59,970	61,769
3	ARD Finance SA	7.125%	9/15/23	21,790	21,790
	ARD Finance SA	7.125%	9/15/23	13,860	13,860
3	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	70,023	73,787
3	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	93,082	93,780
3,7 Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	5,520	7,015
3	Ashtead Capital Inc.	4.125%	8/15/25	46,175	45,713
3	Ashtead Capital Inc.	5.250%	8/1/26	17,715	18,379
3	Ashtead Capital Inc.	4.375%	8/15/27	46,175	45,367
6	Ball Corp.	4.375%	12/15/23	17,385	22,311
	Ball Corp.	5.250%	7/1/25	4,690	4,971
	Ball Corp.	4.875%	3/15/26	66,920	69,262
3	Beacon Escrow Corp.	4.875%	11/1/25	71,460	68,691
3	Berry Global Inc.	4.500%	2/15/26	44,705	43,308
3	Bombardier Inc.	5.750%	3/15/22	21,545	21,868
3	Bombardier Inc.	6.125%	1/15/23	76,319	76,319
3	Bombardier Inc.	7.500%	12/1/24	14,540	14,776
3	Bombardier Inc.	7.500%	3/15/25	47,116	47,234
3	Bombardier Inc.	7.875%	4/15/27	52,285	52,546
3	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,507
3	Cemex SAB de CV	6.125%	5/5/25	101,200	105,501
3	Cemex SAB de CV	7.750%	4/16/26	24,265	26,479
	Clean Harbors Inc.	5.125%	6/1/21	57,864	57,864
	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	23,465	23,817
3,6 Crown European Holdings SA		2.875%	2/1/26	51,200	60,143
3	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	119,827
3	HD Supply Inc.	5.375%	10/15/26	19,129	19,799
3	Jeld-Wen Inc.	4.625%	12/15/25	11,180	10,677
3	Jeld-Wen Inc.	4.875%	12/15/27	6,320	6,036
3	LANXESS AG	6.000%	4/1/24	21,210	21,793
3,6 Loxam SAS		4.250%	4/15/24	5,520	6,490
3,6 Loxam SAS		6.000%	4/15/25	6,480	7,692
3	OI European Group BV	4.000%	3/15/23	21,630	21,306
3	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	2,710	2,774
3	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	30,650
3	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	12,317
	PulteGroup Inc.	5.500%	3/1/26	66,505	70,163
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	20,676	20,702

8 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	13,417	13,450
3 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	49,930	50,554
3 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	15,165
3 Standard Industries Inc.	5.500%	2/15/23	9,705	9,875
3 Standard Industries Inc.	5.375%	11/15/24	58,571	59,742
3 Standard Industries Inc.	6.000%	10/15/25	139,715	145,653
3 Standard Industries Inc.	5.000%	2/15/27	16,990	16,714
3 Standard Industries Inc.	4.750%	1/15/28	31,995	30,595
TransDigm Inc.	6.000%	7/15/22	39,150	39,639
TransDigm Inc.	6.500%	7/15/24	139,555	141,300
TransDigm Inc.	6.500%	5/15/25	34,760	35,108
TransDigm Inc.	6.375%	6/15/26	41,650	41,858
United Rentals North America Inc.	5.750%	11/15/24	20,000	20,525
United Rentals North America Inc.	5.500%	7/15/25	48,115	49,799
United Rentals North America Inc.	4.625%	10/15/25	47,360	46,886
United Rentals North America Inc.	5.875%	9/15/26	62,210	65,010
United Rentals North America Inc.	6.500%	12/15/26	50,080	53,523
United Rentals North America Inc.	5.500%	5/15/27	76,330	78,620
United Rentals North America Inc.	4.875%	1/15/28	60,445	60,067
United Rentals North America Inc.	5.250%	1/15/30	24,410	24,471
3 USG Corp.	4.875%	6/1/27	36,420	36,693

Communication (18.4%)
3 Altice Financing SA	6.625%	2/15/23	58,671	60,138
3 Altice France SA	6.250%	5/15/24	50,000	51,000
3 Altice France SA	7.375%	5/1/26	41,640	42,108
3 Altice Luxembourg SA	7.750%	5/15/22	61,989	62,919
3 Altice Luxembourg SA	7.625%	2/15/25	40,000	37,300
Belo Corp.	7.750%	6/1/27	29,475	32,422
Belo Corp.	7.250%	9/15/27	22,207	23,845
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	8,380	8,422
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	12,840
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,624
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	99,435
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	34,286
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	14,550	14,896
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	69,205	71,627
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	47,140	49,261
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	46,840	48,362
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	14,255	14,843
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.000%	2/1/28	25,000	24,937
CenturyLink Inc.	5.800%	3/15/22	10,107	10,372
CenturyLink Inc.	6.750%	12/1/23	23,920	25,385

	CenturyLink Inc.	7.500%	4/1/24	17,708	19,036
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.484%	10/23/45	4,215	4,777
4,5 Crown Finance US Inc. Bank Loan, 3M USD
	LIBOR + 2.500%	4.733%	2/22/25	114,057	113,459
	CSC Holdings LLC	6.750%	11/15/21	67,762	72,505
3	CSC Holdings LLC	5.125%	12/15/21	59,340	59,340
3	CSC Holdings LLC	5.375%	7/15/23	9,325	9,523
3	CSC Holdings LLC	5.500%	5/15/26	103,258	106,227
3	CSC Holdings LLC	5.500%	4/15/27	76,415	78,612
	DISH DBS Corp.	6.750%	6/1/21	152,345	157,296
	DISH DBS Corp.	5.875%	7/15/22	105,934	103,286
	DISH DBS Corp.	5.000%	3/15/23	43,776	39,946
	DISH DBS Corp.	5.875%	11/15/24	87,950	75,857
	DISH DBS Corp.	7.750%	7/1/26	106,630	95,434
	Embarq Corp.	7.995%	6/1/36	23,035	22,718
	Gannett Co. Inc.	6.375%	10/15/23	22,021	22,709
3	Gray Escrow Inc.	7.000%	5/15/27	10,245	11,065
3	Gray Television Inc.	5.125%	10/15/24	57,032	57,887
3	Gray Television Inc.	5.875%	7/15/26	38,675	39,835
	Level 3 Financing Inc.	5.375%	8/15/22	65,480	65,726
	Level 3 Financing Inc.	5.625%	2/1/23	26,620	26,886
	Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,744
	Liberty Interactive LLC	8.500%	7/15/29	32,209	33,497
	Liberty Interactive LLC	8.250%	2/1/30	78,176	80,912
	Nokia Oyj	3.375%	6/12/22	28,715	28,536
	Nokia Oyj	4.375%	6/12/27	39,230	39,254
	Quebecor Media Inc.	5.750%	1/15/23	87,855	91,808
	Qwest Corp.	6.875%	9/15/33	25,162	25,068
3	Sinclair Television Group Inc.	5.625%	8/1/24	15,715	15,833
3	Sinclair Television Group Inc.	5.875%	3/15/26	90,410	91,088
3	Sinclair Television Group Inc.	5.125%	2/15/27	57,340	55,333
	Sprint Capital Corp.	6.875%	11/15/28	122,205	116,859
	Sprint Capital Corp.	8.750%	3/15/32	73,969	77,482
3	Sprint Communications Inc.	7.000%	3/1/20	73,700	75,635
	Sprint Corp.	7.875%	9/15/23	280,264	291,475
	Sprint Corp.	7.125%	6/15/24	70,886	70,886
	Sprint Corp.	7.625%	2/15/25	53,661	54,198
	T-Mobile USA Inc.	5.375%	4/15/27	102,055	107,158
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	11,972
	Telecom Italia Capital SA	6.000%	9/30/34	33,530	31,141
	Telecom Italia Capital SA	7.721%	6/4/38	42,725	44,648
3	Telecom Italia SpA	5.303%	5/30/24	6,555	6,555
3	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	110,200	109,401
	Time Warner Cable LLC	5.875%	11/15/40	2,050	2,113
	Time Warner Cable LLC	5.500%	9/1/41	40,846	40,726
3	Univision Communications Inc.	5.125%	5/15/23	17,900	17,273
3	Univision Communications Inc.	5.125%	2/15/25	160,720	150,675
3	UPCB Finance IV Ltd.	5.375%	1/15/25	80,000	81,600
2	Viacom Inc.	5.875%	2/28/57	82,651	82,961
2	Viacom Inc.	6.250%	2/28/57	33,146	33,933
	Videotron Ltd.	5.000%	7/15/22	108,654	112,864
3	Videotron Ltd.	5.375%	6/15/24	8,633	9,075
3	Virgin Media Finance plc	6.000%	10/15/24	58,255	60,148
3	Virgin Media Secured Finance plc	5.500%	1/15/25	22,325	22,744
3	Virgin Media Secured Finance plc	5.250%	1/15/26	82,210	83,238
3	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	10,468

3	VTR Finance BV	6.875%	1/15/24	79,760	82,452
3	WMG Acquisition Corp.	5.000%	8/1/23	26,706	27,173
3	WMG Acquisition Corp.	4.875%	11/1/24	37,336	38,036
3	WMG Acquisition Corp.	5.500%	4/15/26	85,786	87,609
3,6 WMG Acquisition Corp.		3.625%	10/15/26	7,030	8,191
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	105,864
3	Ziggo BV	5.500%	1/15/27	30,325	30,287

	Consumer Cyclical (10.9%)
3	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	91,764	90,617
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	88,290	87,628
3	Adient Global Holdings Ltd.	4.875%	8/15/26	149,047	121,473
3	Adient US LLC	7.000%	5/15/26	9,415	9,615
3	APX Group Inc.	8.875%	12/1/22	134,375	132,023
4,5 Bass Pro Group, LLC. Bank Loan, 3M USD
	LIBOR + 5.000%	7.483%	12/15/23	63,380	63,221
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	27,005	27,545
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	15,675	16,086
3	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	182,101	178,004
	Dana Holding Corp.	5.500%	12/15/24	34,460	34,891
	Delta Merger Sub Inc.	6.000%	9/15/26	58,115	60,440
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	14,310	15,061
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	63,623
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	41,865	44,220
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	52,202	50,766
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	112,833	106,909
3	GW Honos Security Corp.	8.750%	5/15/25	48,615	45,820
3	Hanesbrands Inc.	4.625%	5/15/24	24,270	24,391
3	Hanesbrands Inc.	4.875%	5/15/26	24,510	24,541
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	67,921	67,921
3	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	76,465	78,185
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	105,130	106,313
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	64,885	65,696
3	Jack Ohio Finance LLC / Jack Ohio Finance 1
	Corp.	6.750%	11/15/21	7,300	7,528
3	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	28,414
	KB Home	7.000%	12/15/21	7,810	8,366
	KB Home	7.500%	9/15/22	6,935	7,611
	KB Home	7.625%	5/15/23	41,775	45,953
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	64,095	65,537
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	29,156	29,958
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	24,810	24,562
	L Brands Inc.	6.694%	1/15/27	38,191	37,236
	L Brands Inc.	5.250%	2/1/28	42,804	38,203
	Lennar Corp.	4.125%	1/15/22	35,495	35,850
	Lennar Corp.	4.875%	12/15/23	19,825	20,494
	Lennar Corp.	4.500%	4/30/24	78,475	79,946
	Lennar Corp.	5.875%	11/15/24	4,860	5,212
	Lennar Corp.	5.250%	6/1/26	9,460	9,862

	Lennar Corp.	5.000%	6/15/27	42,955	43,546
	Lennar Corp.	4.750%	11/29/27	44,610	45,558
3,6 LHMC Finco Sarl		6.250%	12/20/23	41,210	49,004
3	LHMC Finco Sarl	7.875%	12/20/23	64,200	66,447
	Meritage Homes Corp.	5.125%	6/6/27	17,560	17,341
	MGM Resorts International	6.625%	12/15/21	8,000	8,580
	MGM Resorts International	5.750%	6/15/25	17,475	18,480
	MGM Resorts International	5.500%	4/15/27	35,055	36,150
3	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	17,505	18,074
4,5 Panther BF Aggregator 2 LP Bank Loan		8.500%	3/18/26	35,875	35,965
3	PetSmart Inc.	5.875%	6/1/25	50,000	45,313
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,380
	Service Corp. International	5.375%	1/15/22	27,355	27,560
	Service Corp. International	4.625%	12/15/27	13,735	13,838
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,787
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	68,285
	William Lyon Homes Inc.	7.000%	8/15/22	20,792	20,948
	William Lyon Homes Inc.	5.875%	1/31/25	48,230	46,783
3	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	67,147	67,651
3	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.250%	5/15/27	51,150	49,871

	Consumer Noncyclical (11.8%)
	Aramark Services Inc.	5.125%	1/15/24	37,435	38,652
3	Aramark Services Inc.	5.000%	4/1/25	54,020	55,506
	Aramark Services Inc.	4.750%	6/1/26	19,420	19,711
3	Aramark Services Inc.	5.000%	2/1/28	47,085	47,674
3	Bausch Health Cos. Inc.	6.500%	3/15/22	21,490	22,215
3	Bausch Health Cos. Inc.	5.875%	5/15/23	11,675	11,763
3	Bausch Health Cos. Inc.	7.000%	3/15/24	38,315	40,374
3	Bausch Health Cos. Inc.	5.500%	11/1/25	56,530	58,085
3	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	69,800	69,276
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,045
	CHS/Community Health Systems Inc.	6.875%	2/1/22	34,932	22,880
	CHS/Community Health Systems Inc.	6.250%	3/31/23	120,190	117,185
3	CHS/Community Health Systems Inc.	8.125%	6/30/24	37,651	27,956
3,6 Darling Global Finance BV		3.625%	5/15/26	12,945	15,212
3	Darling Ingredients Inc.	5.250%	4/15/27	7,305	7,415
3,6 Diamond BC BV		5.625%	8/15/25	101,750	109,166
3	Endo Dac / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	79,855	60,690
3	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	106,343	86,670
	HCA Inc.	6.250%	2/15/21	32,130	33,696
	HCA Inc.	7.500%	2/15/22	9,845	10,829
	HCA Inc.	4.750%	5/1/23	27,500	28,737
	HCA Inc.	5.875%	5/1/23	49,945	53,504
	HCA Inc.	5.375%	2/1/25	66,825	70,333
	HCA Inc.	5.250%	4/15/25	45,000	48,262
	HCA Inc.	7.690%	6/15/25	4,510	5,130
	HCA Inc.	5.875%	2/15/26	105,700	113,627
	HCA Inc.	5.250%	6/15/26	31,895	34,048
	HCA Inc.	5.625%	9/1/28	12,585	13,403
	HCA Inc.	5.875%	2/1/29	13,700	14,762

3	Hologic Inc.	4.625%	2/1/28	18,855	18,572
3	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	5,828	6,119
3	IQVIA Inc.	4.875%	5/15/23	24,350	24,685
3	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	45,728	46,643
4,5 Lands' End, Inc. Bank Loan, 3M USD LIBOR
	+ 3.250%	5.729%	3/12/21	62,477	61,071
3	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	53,619
	Mylan Inc.	4.550%	4/15/28	45,150	44,190
3	Polaris Intermediate Corp.	8.500%	12/1/22	82,880	82,673
3	Post Holdings Inc.	5.500%	3/1/25	41,605	42,437
3	Post Holdings Inc.	5.000%	8/15/26	110,825	110,548
3	Post Holdings Inc.	5.750%	3/1/27	37,091	38,065
3	Post Holdings Inc.	5.625%	1/15/28	90,650	91,330
3	Quintiles IMS Inc.	5.000%	10/15/26	66,310	67,636
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	17,248
	Revlon Consumer Products Corp.	6.250%	8/1/24	67,860	40,037
4,5 Revlon Consumer Products Corp. Bank Loan		6.101%	9/7/23	67	52
4,5 Revlon Consumer Products Corp. Bank Loan		6.129%	9/7/23	5,921	4,601
4,5 Revlon Consumer Products Corp. Bank Loan		6.129%	9/7/23	19,991	15,533
3	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	63,059
3	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	24,400	24,400
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,726
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	107,811
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,708
	Teva Pharmaceutical Finance Netherlands III
	BV	3.150%	10/1/26	87,800	73,504
	Teva Pharmaceutical Finance Netherlands III
	BV	6.750%	3/1/28	87,505	90,050
	Teva Pharmaceutical Finance Netherlands III
	BV	4.100%	10/1/46	10,000	7,153
3	TreeHouse Foods Inc.	6.000%	2/15/24	60,000	62,550
3	Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	17,325	19,274
3	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	26,760	29,637
3	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	48,400	52,756
3	VRX Escrow Corp.	6.125%	4/15/25	154,710	156,644
3	West Street Merger Sub Inc.	6.375%	9/1/25	133,245	129,248

	Energy (11.9%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	46,910	48,904
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	46,910	48,904
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	20,635	21,125
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	59,170	61,093
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.250%	1/15/25	51,601	54,181
	Antero Resources Corp.	5.125%	12/1/22	54,150	54,353
	Antero Resources Corp.	5.000%	3/1/25	20,000	19,700
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	2,905	3,130
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,385	45,229
	Chesapeake Energy Corp.	7.500%	10/1/26	31,450	30,821
	Chesapeake Energy Corp.	8.000%	6/15/27	100,395	98,136
3	DCP Midstream Operating LP	4.750%	9/30/21	19,999	20,399
	DCP Midstream Operating LP	4.950%	4/1/22	45,799	47,058

	DCP Midstream Operating LP	3.875%	3/15/23	26,988	26,988
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	25,483
	Diamondback Energy Inc.	4.750%	11/1/24	5,895	6,020
	Diamondback Energy Inc.	5.375%	5/31/25	37,860	39,516
	Energy Transfer Operating LP	4.250%	3/15/23	84,735	86,866
	Energy Transfer Operating LP	5.875%	1/15/24	57,741	63,038
	Energy Transfer Operating LP	5.500%	6/1/27	106,236	115,333
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	82,009	73,193
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	16,317	14,441
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	26,720	23,647
	Laredo Petroleum Inc.	5.625%	1/15/22	69,522	65,351
	Laredo Petroleum Inc.	6.250%	3/15/23	90,158	83,171
	Matador Resources Co.	5.875%	9/15/26	105,470	105,997
3	MEG Energy Corp.	6.375%	1/30/23	30,650	28,964
3	MEG Energy Corp.	7.000%	3/31/24	37,348	35,434
3	MEG Energy Corp.	6.500%	1/15/25	97,700	98,188
3	NGPL PipeCo LLC	4.375%	8/15/22	13,995	14,345
3	NGPL PipeCo LLC	4.875%	8/15/27	16,650	17,191
3	Noble Holding International Ltd.	7.875%	2/1/26	15,185	14,691
3	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	47,585	48,418
3	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	6,878
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,462
	QEP Resources Inc.	5.375%	10/1/22	42,485	41,742
	QEP Resources Inc.	5.250%	5/1/23	42,925	41,959
3	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	42,614
3	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	15,199
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	41,960	46,660
	SESI LLC	7.125%	12/15/21	34,425	29,175
	SESI LLC	7.750%	9/15/24	36,570	26,970
	SM Energy Co.	6.125%	11/15/22	30,015	30,165
	SM Energy Co.	5.000%	1/15/24	69,110	64,618
	SM Energy Co.	5.625%	6/1/25	54,040	50,662
	SM Energy Co.	6.750%	9/15/26	17,855	17,185
	SM Energy Co.	6.625%	1/15/27	9,500	8,978
3	Southern Star Central Corp.	5.125%	7/15/22	14,790	14,901
	Southwestern Energy Co.	6.200%	1/23/25	87,271	85,307
	Southwestern Energy Co.	7.750%	10/1/27	19,207	19,495
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	20,000	20,300
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	33,544	34,131
3	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	67,410	69,938
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	16,180	16,584
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	40,285	40,889
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	59,770	60,891
3	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	37,470	40,468
2,3 Transocean Guardian Ltd.		5.875%	1/15/24	55,256	56,914
2,3 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	22,523	23,761
2,3 Transocean Pontus Ltd.		6.125%	8/1/25	41,838	43,093
2,3 Transocean Proteus Ltd.		6.250%	12/1/24	25,208	25,901
3	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	62,530	48,461
	Weatherford International Ltd.	7.000%	3/15/38	17,963	11,407
	Weatherford International Ltd.	6.750%	9/15/40	67,387	42,791
	Weatherford International Ltd.	5.950%	4/15/42	57,093	35,969
	Whiting Petroleum Corp.	6.625%	1/15/26	106,234	105,836

	WPX Energy Inc.	6.000%	1/15/22	24,648	25,511
	WPX Energy Inc.	5.250%	9/15/24	112,100	115,463
	WPX Energy Inc.	5.750%	6/1/26	11,975	12,334

	Other Industrial (0.7%)
3	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	104,430	98,034
4,5 HD Supply Waterworks LTD. Bank Loan, 3M
	USD LIBOR + 3.000%	5.626%	8/1/24	4,965	4,975
4,5 HD Supply Waterworks LTD. Bank Loan, 3M
	USD LIBOR + 3.000%	5.626%	8/1/24	4,421	4,429
3	KAR Auction Services Inc.	5.125%	6/1/25	59,028	59,175

	Technology (8.2%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	56,737
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	88,747	86,972
	CDK Global Inc.	5.875%	6/15/26	29,700	31,334
	CDK Global Inc.	4.875%	6/1/27	20,545	20,750
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	31,905	32,543
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	5,155	5,451
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	31,255	32,036
4,5 Dun and Bradstreet Corp. Bank Loan, 3M
	USD LIBOR + 5.000%	7.478%	2/8/26	58,640	59,043
6	Equinix Inc.	2.875%	2/1/26	102,180	117,897
	Equinix Inc.	5.375%	5/15/27	47,030	49,793
3	First Data Corp.	5.375%	8/15/23	73,250	74,807
3	First Data Corp.	5.000%	1/15/24	48,800	50,020
3	First Data Corp.	5.750%	1/15/24	131,820	135,445
4,5 First Data Corp. Bank Loan, 3M USD LIBOR
	+ 2.000%	4.481%	7/8/22	12,778	12,776
4,5 Grizzly Acquisitions Inc. Bank Loan		5.850%	10/1/25	23,582	23,648
	Infor US Inc.	6.500%	5/15/22	97,200	98,780
3	Iron Mountain Inc.	4.375%	6/1/21	6,300	6,347
	Iron Mountain Inc.	5.750%	8/15/24	28,364	28,506
3	Iron Mountain Inc.	4.875%	9/15/27	28,670	27,810
4,5 Messer Industries Bank Loan, 3M USD LIBOR
	+ 2.500%	5.101%	3/1/26	23,675	23,616
4,5 Microchip Technology Inc. Bank Loan, 3M
	USD LIBOR + 2.000%	4.490%	5/24/25	21,747	21,760
3	MSCI Inc.	5.250%	11/15/24	12,975	13,397
3	MSCI Inc.	5.750%	8/15/25	51,525	53,972
3	MSCI Inc.	4.750%	8/1/26	8,330	8,528
	NCR Corp.	4.625%	2/15/21	47,305	47,187
	Nokia Oyj	6.625%	5/15/39	117,400	124,737
3	Open Text Corp.	5.625%	1/15/23	34,150	34,961
3	Open Text Corp.	5.875%	6/1/26	46,495	48,762
	Pitney Bowes Inc.	4.950%	4/1/23	75,805	73,436
	Pitney Bowes Inc.	4.625%	3/15/24	1,940	1,824
3	Qorvo Inc.	5.500%	7/15/26	45,125	47,212
3	Sensata Technologies BV	5.625%	11/1/24	19,290	20,496
3	Sensata Technologies BV	5.000%	10/1/25	52,750	54,003
3	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	52,812
4,5 SS&C Technologies Holdings Inc. Bank Loan,
	3M USD LIBOR + 2.250%	4.733%	4/16/25	18,928	18,931
4,5 SS&C Technologies Holdings Inc. Bank Loan,
	3M USD LIBOR + 2.250%	4.733%	4/16/25	22,502	22,510
4,5 SS&C Technologies Holdings Inc. Bank Loan,
	3M USD LIBOR + 2.250%	4.733%	4/16/25	31,479	31,491

3	SS&C Technologies Inc.	5.500%	9/30/27	120,305	123,313
3	Symantec Corp.	5.000%	4/15/25	76,296	77,682
3,7 Vantiv LLC / Vanity Issuer Corp.		3.875%	11/15/25	43,820	59,500
3	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	36,025	37,181
	Western Digital Corp.	4.750%	2/15/26	66,829	64,406

	Transportation (0.4%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	59,036	59,921
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	24,490	25,470
					19,113,875
Utilities (1.3%)
	Electric (1.3%)
	AES Corp.	4.500%	3/15/23	49,660	50,343
	AES Corp.	4.875%	5/15/23	25,000	25,312
	AES Corp.	5.500%	4/15/25	5,475	5,666
	AES Corp.	6.000%	5/15/26	920	973
	AES Corp.	5.125%	9/1/27	58,610	61,028
	AES Corp.	4.000%	3/15/21	15,000	15,150
3	NextEra Energy Operating Partners LP	4.250%	9/15/24	22,350	22,294
3	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	23,762
	NRG Energy Inc.	6.250%	5/1/24	76,640	79,131
	NRG Energy Inc.	7.250%	5/15/26	37,920	41,333
					324,992
Total Corporate Bonds (Cost $22,295,566)					22,330,576
Sovereign Bonds (0.2%)
3	DAE Funding LLC	4.500%	8/1/22	28,790	29,078
3	DAE Funding LLC	5.000%	8/1/24	29,605	30,529
Total Sovereign Bonds (Cost $58,395)					59,607
				Shares
Preferred Stocks (0.5%)
	GMAC Capital Trust I Pfd. (Cost $123,777)	8.303%		4,743,200	124,699
Common Stocks (0.2%)
Utilities (0.2%)
§	Homer City Generation LP			2,020,431	41,520
Total Common Stocks (Cost $41,520)					41,520
				Face
			Maturity	Amount
		Coupon	Date	($000)
Temporary Cash Investments (2.5%)
Repurchase Agreements (2.5%)
	Bank of America Securities, LLC
	(Dated 4/30/19, Repurchase Value
	$140,111,000, collateralized by
	Government National Mortgage Assn.
	4.000%, 4/20/47, with a value of
	$142,902,000)	2.720%	5/1/19	140,100	140,100
	JP Morgan Securities LLC
	(Dated 4/30/19, Repurchase Value
	$171,913,000, collateralized by U.S.
	Treasury Note/Bond 2.875%, 5/31/25, with
	a value of $175,338,000)	2.700%	5/1/19	171,900	171,900

RBC Capital Markets LLC
(Dated 4/30/19, Repurchase Value
$205,616,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.500%,
11/1/32-6/1/51, Federal Home Loan
Mortgage Corp. 3.000%-6.500%, 11/1/28-
3/1/49, with a value of $209,712,000)	2.720%	5/1/19	205,600	205,600
TD Securities (USA) LLC
(Dated 4/30/19, Repurchase Value
$99,408,000, collateralized by Federal
National Mortgage Assn. 4.000%, 7/1/48,
Federal Home Loan Mortgage Corp.
4.000%, 3/1/47, with a value of
$101,388,000)	2.760%	5/1/19	99,400	99,400
Total Temporary Cash Investments (Cost $617,000)				617,000
Total Investments (98.9%) (Cost $24,129,400)				24,166,994
Other Assets and Liabilities-Net (1.1%)				278,122
Net Assets (100%)				24,445,116

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $14,450,000 have been segregated as initial margin for open centrally cleared swap contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $9,601,934,000, representing 39.3% of net assets.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30,
2019, the aggregate value of these securities was $675,883,000, representing 2.8% of net assets.
5 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Face amount denominated in euro.
7 Face amount denominated in British pounds.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation)($000)

				Contract Amount (000)
Counterparty
			Receive		Deliver
J.P. Morgan
Securities
LLC	5/31/19	EUR	8,461	USD	9,513	3	—
J.P. Morgan
Securities
LLC	5/31/19	USD	425,668	EUR	378,418	54	—
J.P. Morgan
Securities
LLC	5/31/19	USD	64,539	GBP	49,746	—	(442)

						57	(442)
EUR—euro.

High-Yield Corporate Fund

GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S32-V1	6/20/24	USD 272,980	5.000	20,858	4,479

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

At April 30, 2019, counterparties had deposited in segregated accounts securities with a value of $7,561,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

High-Yield Corporate Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit

High-Yield Corporate Fund

protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any

High-Yield Corporate Fund

securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

High-Yield Corporate Fund

	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	993,592	—
Corporate Bonds	—	22,330,576	—
Sovereign Bonds	—	59,607	—
Preferred Stocks	—	124,699	—
Common Stocks	—	—	41,520
Temporary Cash Investments	—	617,000	—
Forward Currency Contracts—Assets	—	57	—
Forward Currency Contracts—Liabilities	—	(442)	—
Swap Contracts—Assets[1]	156	—	—
Total	156	24,125,089	41,520
1 Represents variation margin on the last day of the reporting period.